Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Statement of cash flows [abstract]
Net profit/(loss)	$ 1,011,790	$ (51,159,048)	$ (3,206,403)
Non-cash adjustment:
Fair value (gain)/loss on convertible note	(3,357,628)	5,157,397
Fair value (gain)/loss on warrant liability	(694,516)	306,250
Fair value (gain)/loss on promissory notes	(705,565)	300,270
Fair value loss on warrant exchange	185,064
Fair value gain on Psyence Labs Ltd	(22,967)
Gain on debt settlement		(281,500)
Share based compensation		317,882	221,287
Third party advisors share issuance	241,379
Depreciation	4,268	240
Foreign exchange	(9,860)	3,660	(84,499)
Listing expense		41,481,605
Transaction expenses		2,100,830
Changes in working capital:
Other receivables	(95,601)	107,622	(109,858)
Prepaids	70,330	(245,075)	(71,665)
Accounts payable and accrued liabilities	(360,932)	(1,035,498)	1,659,058
Cash used in operating activities	(3,734,238)	(2,945,365)	(1,592,080)
Additions to equipment	(9,877)	(5,727)
Increase in restricted cash	(6,353)
Cash used for investing activities	(16,230)	(5,727)
Proceeds received from convertible note	1,000,000	2,500,000
Payment of promissory note		(150,000)
Proceeds received from Psyence Group Inc			1,172,923
Net proceeds received from ELOC	6,410,395
Net proceeds received for unit issuances	1,742,051
Cash provided from financing activities	9,152,446	2,350,000	1,172,923
Change in cash and cash equivalents	5,401,978	(601,092)	(419,157)
Cash and cash equivalents, beginning of year	733,188	1,334,280	1,753,437
Cash and cash equivalents, end of year	$ 6,135,166	$ 733,188	$ 1,334,280